Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share

(26) Earnings (Loss) Per Share

Basic and diluted earnings per share for the period/year ended December 31, 2012, 2011 and 2010 have been calculated as follows:

	2012		2011	2010
	RMB	US$	RMB	RMB
Net income (loss) available to ordinary shareholders	(54,427)	(8,736)	21,081	40,783

Weighted average number of ordinary shares outstanding	13,062,500	13,062,500	13,062,500	13,062,500

Dilutive effect of share options	-	-	-	-

Diluted weighted average number of ordinary shares outstanding	13,062,500	13,062,500	13,062,500	13,062,500

Basic and diluted earnings (loss) per share	(4.17)	(0.67)	1.61	3.12